ALLSTATE LIFE INSURANCE COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-1790
                             Facsimile 847 402-3781
                           E-Mail csmith5@allstate.com


CHARLES SMITH
ASSISTANT COUNSEL

                                January 11, 2005

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Allstate Life Variable Life Separate Account A
         Initial Form N-6 Registration Statement
         File Nos. 333-121686 and 811-08173
         CIK No.  0001005913
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Life Variable Life Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable life insurance contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission as of December 29, 2004.

Please direct any question or comment to me at the number above.

                                            Very truly yours,


                                            /s/ Charles M. Smith, Jr.
                                            Charles M. Smith, Jr.
                                            Assistant Counsel